Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 - SUBSEQUENT EVENTS:

Options and RSUs grants

During 2025, the Company granted employees and consultants an amount of 291,122 RSUs and options.

A motion to certify a claim as a class action

On February 16, 2025, the Company, along with its CEO, Mr. Shachar Daniel, and its Chief Financial Officer, Mr. Shai Avnit, were served with a motion to certify a claim as a class action in the Economic Department at the District Court in Tel Aviv, Israel (the “Motion”). The Motion refers to statements made between March 14, 2024 and August 26, 2024. In the Motion, one shareholder alleges that based on the Company’s announcement dated August 26, 2024, which included financial outlook for third quarter of 2024, the Company allegedly made various untrue and misleading statements regarding the Company’s business, operations and prospects. The Company has also been made aware of, but not formally served with, a complaint of similar nature filed in the United States District Court for the District of New Jersey against the Company, Mr. Daniel, Mr. Avnit, and the Company’s chairman, Mr. Chen Katz. The Company believes that both actions are unfounded, relying on false chronological and factual basis and without legitimate grounds. The Company intends to defend itself vigorously against these proceedings.